Borrowings and Debentures - Short-term Borrowings (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019
Short term Borrowings From Shinhan Bank [Member] | 6M financial 1 rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.92%	1.52%
Short term borrowings from KEB Hana Bank [member] | 1M FTP rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.14%
Short term borrowings from KEB Hana Bank [member] | 6M financial 1 rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.92%	1.52%
Short term borrowings from KEB Hana Bank [member] | 3M CD rate [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		1.53%